Rule 497(e)

                     FIRST TRUST EXCHANGE-TRADED FUND

               First Trust Amex(R) Biotechnology Index Fund
                               (the "Fund")

              SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2009

                           DATED JULY 1, 2009


         Effective June 15, 2009, the name of the Fund's underlying index was changed from the "Amex(R) Biotechnology Index(SM)" to the "NYSE Arca Biotechnology Index(SM)." Accordingly, the Board of Trustees has changed the Fund's investment objective to: "The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NYSE Arca Biotechnology Index(SM)."

         In addition, the Board of Trustees has changed the name of the Fund to "First Trust NYSE Arca Biotechnology Index Fund."

         The changes to the Fund name and the underlying index name had no effect on the investment strategies or risks of the Fund or the index construction or methodology.

          PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
                           FOR FUTURE REFERENCE



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                                                                    Rule 497(e)

                     FIRST TRUST EXCHANGE-TRADED FUND

               First Trust Amex(R) Biotechnology Index Fund
                               (the "Fund")

 SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009

                           DATED JUNE 30, 2009


         Effective June 15, 2009, the name of the Fund's underlying index was changed from the "Amex(R) Biotechnology Index(SM)" to the "NYSE Arca Biotechnology Index(SM)."

         In addition, the Board of Trustees has changed the name of the Fund to "First Trust NYSE Arca Biotechnology Index Fund."

         The changes to the Fund name and the underlying index name had no effect on the investment strategies or risks of the Fund or the index construction or methodology.



         PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND STATEMENT OF
               ADDITIONAL INFORMATION FOR FUTURE REFERENCE